Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Foreign currency exchange rate, per US$	29.64
Tax estimated and recognized as percentage of undistributed earnings when income is earned	10.00%
Software [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	3 years